FINANCIAL RISK MANAGEMENT - Market Currency Risk (Details) - Currency risk - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
TRY
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	$ (30,658)	$ 0
TRY | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	1,435	0
TRY | Marketable securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	0	0
TRY | Accounts receivable and other financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	11,395	0
TRY | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	(33,904)	0
TRY | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	(6,389)	0
TRY | Other financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	(3,195)	0
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	(26,508)	39,998
CAD | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	4,556	4,786
CAD | Marketable securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	25,235	65,586
CAD | Accounts receivable and other financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	363	0
CAD | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	(39,445)	(26,695)
CAD | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	(3,284)	(3,679)
CAD | Other financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	(13,933)	0
ARS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	(2,584)	(12,015)
ARS | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	3,325	146
ARS | Marketable securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	0	0
ARS | Accounts receivable and other financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	2,670	1,250
ARS | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	(8,576)	(13,411)
ARS | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	0	0
ARS | Other financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	$ (3)	$ 0